Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and noninterest-bearing deposits with banks	$ 9,475	$ 9,315
Interest-bearing deposits with banks	36,055	21,662
Total cash and cash equivalents	45,530	30,977
Certificates of deposit in financial institutions	1,715	980
Securities available for sale	91,651	85,236
Securities held to maturity (estimated fair value: 2015 - $20,790; 2014 - $23,570)	19,903	22,820
Federal Home Loan Bank and Federal Reserve Bank stock	6,576	6,576
Total loans	585,752	594,768
Less: Allowance for loan losses	(6,648)	(8,334)
Net loans	579,104	586,434
Premises and equipment, net	10,404	9,195
Other real estate owned	2,358	1,525
Accrued interest receivable	1,819	1,806
Goodwill	1,267	1,267
Bank owned life insurance and annuity assets	28,352	25,612
Other assets	7,606	6,240
Total assets	796,285	778,668
Liabilities
Noninterest-bearing deposits	176,499	161,794
Interest-bearing deposits	484,247	485,036
Total deposits	660,746	646,830
Other borrowed funds	23,946	24,972
Subordinated debentures	8,500	8,500
Accrued liabilities	12,623	12,150
Total liabilities	$ 705,815	$ 692,452
Commitments and Contingent Liabilities (See Note J)
Shareholders’ Equity
Common stock ($1.00 stated value per share, 10,000,000 shares authorized; 4,777,414 shares issued	$ 4,777	$ 4,777
Additional paid-in capital	35,318	35,318
Retained earnings	65,782	60,873
Accumulated other comprehensive income	305	960
Treasury stock, at cost (659,739 shares)	(15,712)	(15,712)
Total shareholders’ equity	90,470	86,216
Total liabilities and shareholders’ equity	$ 796,285	$ 778,668